Cover	May 22, 2025
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 22, 2025
Entity File Number	001-15319
Entity Registrant Name	Diversified Healthcare Trust
Entity Central Index Key	0001075415
Entity Tax Identification Number	04-3445278
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	Two Newton Place
Entity Address, Address Line Two	255 Washington Street
Entity Address, Address Line Three	Suite 300
Entity Address, City or Town	Newton
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02458-1634
City Area Code	617
Local Phone Number	796-8350
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Shares of Beneficial Interest
Trading Symbol	DHC
Security Exchange Name	NASDAQ
Senior Notes Due 2042 [Member]
Document Information [Line Items]
Title of 12(b) Security	5.625% Senior Notes due 2042
Trading Symbol	DHCNI
Security Exchange Name	NASDAQ
Senior Notes Due 2046 [Member]
Document Information [Line Items]
Title of 12(b) Security	6.25% Senior Notes due 2046
Trading Symbol	DHCNL
Security Exchange Name	NASDAQ